Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Financial Instruments Tables
Concentration of sales
	2015	2014

Customer A	48.5	57.3
Customer B	27.3	16.0

	75.8	73.3

	2014	2013

Customer A	-	25.6%
Customer B	24.6%	24.2%
Customer C	47.3%	15.8%

	71.9%	65.6%